Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the significant inputs in the valuation model as of December 31, 2021:

Inputs	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants
Exercise price	$11.50	$11.50	$15.00	$11.50
Common stock price	$14.18	$14.18	$14.18	$14.18
Volatility	26.5%	26.5%	28.0%	26.5%
Expected term of the warrants	4.92	4.92	9.93	4.92
Risk-free rate	1.25%	1.25%	1.52%	1.25%
Dividend yield	$—	$—	$—	$—

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020, is shown in the table below:

	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
	in thousands
	December 31, 2021
Financial Assets
Interest rate swaps	$531	$—	$531	$—

Total	$531	$—	$531	$—
Financial Liabilities
Public warrants	$25,243	$25,243	$—	$—
Private placement warrants	1,248	—	—	1,248
Underwriter warrants	139	—	—	139
OTM warrants	6,849	—	—	6,849
PIPE warrants	55,887	—	—	55,887

Total	$89,366	$25,243	$—	$64,123

	December 31, 2020
Financial Liabilities
Interest rate swaps	$801	$—	$801	$—

Total	$801	$—	$801	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of the Company’s warrant liabilities that are classified as Level 3 within the fair value hierarchy for the year ended December 31, 2021:

	Private Placement Warrants	Underwriter Warrants	OTM Warrants	PIPE Warrants	Total
	in thousands
Balance at December 31, 2020	$—	$—	$—	$—	$—
Issuance of warrant liabilities	460	51	2,899	31,800	35,210
Change in fair value of warrant liabilities	788	88	3,950	24,087	28,913

Balance at December 31, 2021	$1,248	$139	$6,849	$55,887	$64,123

Debt Securities, Held-to-maturity
The following table discloses the fair value and related carrying amount of fixed income securities held within Hagerty Re’s investments:

	Carrying Amount	Estimated Fair Value
	in thousands
	December 31, 2021
Fixed income securities, short-term	$1,189	$1,188
Fixed income securities, long-term	9,596	9,476

Total	$10,785	$10,664